Investments Accounted for Using the Equity Method - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Vicuna Corp [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%